Contingent liabilities and commitments	12 Months Ended
Dec. 31, 2017
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments

The notes included in this section focus on the Group’s accruals, provisions and contingent liabilities. Provisions are recognised for present obligations arising as consequences of past events where it is probable that a transfer of economic benefit will be necessary to settle the obligation, and it can be reliably estimated. Contingent liabilities reflect potential liabilities that are not recognised on the balance sheet.

28 Contingent liabilities and commitments

Accounting for contingent liabilities Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events, and present obligations where the transfer of economic resources is uncertain or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet but are disclosed unless the outflow of economic resources is remote.

The following table summarises the nominal principal amount of contingent liabilities and commitments which are not recorded on-balance sheet:

	2017	2016
	£m	£m
Guarantees and letters of credit pledged as collateral security	14,275	15,303
Performance guarantees, acceptances and endorsements	4,737	4,636
Total Contingent liabilities	19,012	19,939

Documentary credits and other short-term trade related transactions	812	1,005
Standby facilities, credit lines and other commitments	314,761	302,681
Total commitments	315,573	303,686

The Financial Services Compensation Scheme

The Financial Services Compensation Scheme (the FSCS) is the UK’s government-backed compensation scheme for customers of authorised institutions that are unable to pay claims. The compensation paid out to customers is funded through loan facilities provided by HM Treasury to the FSCS which at 31 December 2017 stood at approximately £4.7bn (2016: £15.7bn). During 2017, the HM Treasury loan facility has reduced by the Bradford and Bingley repayment of £10.9bn, following the sale from UK Asset Resolution. Barclays’ liability is restricted to the proportionate outstanding amount that the FSCSC is unable to repay to Treasury. The FSCS levy on UK licensed deposit taking institutions has been recognised in 2017. Barclays has included an accrual of £2.7m in other liabilities as at 31 December 2017 (2016: £55m) in respect of the Barclays portion of the Interest Levy.

Further details on contingent liabilities relating to legal and competition and regulatory matters can be found in Note 29.